HELD FOR SALE CLASSIFICATION AND DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 27, 2014	Dec. 31, 2013
Bental Industries Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of ownerhsip interest, percentage	70.00%
Cash received from sale of affiliate	$ 5,000
Impariment		$ 3,319
Loss on sale of discontinued operation		(152)
Controlling Interest [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impariment		2,323
Loss on sale of discontinued operation		$ (106)